Eaton Vance

Atlanta Capital Focused Growth Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Capital Markets — 4.0%
Intercontinental Exchange, Inc.	139,724	$12,798,718

		$12,798,718

Chemicals — 8.3%
Ecolab, Inc.	70,648	$14,055,420
Linde PLC	61,526	13,050,280

		$27,105,700

Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp., Class A	131,734	$12,621,435

		$12,621,435

Equity Real Estate Investment Trusts (REITs) — 4.7%
American Tower Corp.	59,199	$15,305,309

		$15,305,309

Health Care Equipment & Supplies — 6.4%
Danaher Corp.	118,272	$20,914,038

		$20,914,038

Insurance — 2.8%
Marsh & McLennan Cos., Inc.	84,866	$9,112,062

		$9,112,062

Interactive Media & Services — 13.8%
Alphabet, Inc., Class C(1)	17,678	$24,989,798
Facebook, Inc., Class A(1)	87,320	19,827,752

		$44,817,550

IT Services — 15.9%
Fiserv, Inc.(1)	134,943	$13,173,136
Mastercard, Inc., Class A	42,465	12,556,900
Visa, Inc., Class A	133,622	25,811,762

		$51,541,798

Life Sciences Tools & Services — 5.4%
Thermo Fisher Scientific, Inc.	48,693	$17,643,422

		$17,643,422

Machinery — 4.6%
IDEX Corp.	31,266	$4,941,279
Xylem, Inc.	154,885	10,061,329

		$15,002,608

Security	Shares	Value
Multiline Retail — 4.3%
Dollar General Corp.	73,668	$14,034,491

		$14,034,491

Pharmaceuticals — 4.3%
Zoetis, Inc.	102,355	$14,026,729

		$14,026,729

Professional Services — 6.0%
IHS Markit, Ltd.	115,252	$8,701,526
Verisk Analytics, Inc.	63,791	10,857,228

		$19,558,754

Software — 11.3%
Check Point Software Technologies, Ltd.(1)	43,219	$4,643,017
Intuit, Inc.	35,356	10,472,094
Microsoft Corp.	106,193	21,611,337

		$36,726,448

Specialty Retail — 3.3%
TJX Cos., Inc. (The)	209,492	$10,591,916

		$10,591,916

Total Common Stocks (identified cost $268,736,089)		$321,800,978

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.35%(2)	5,077,971	$5,077,971

Total Short-Term Investments (identified cost $5,077,971)		$5,077,971

Total Investments — 100.5% (identified cost $273,814,060)		$326,878,949

Other Assets, Less Liabilities — (0.5)%		$(1,713,038)

Net Assets — 100.0%		$325,165,911

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

The Fund did not have any open derivative instruments at June 30, 2020.

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $5,077,971, which represents 1.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$5,940,908	$146,046,075	$(146,909,931)	$919	$—	$5,077,971	$90,226	5,077,971

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$321,800,978	*	$—	$—	$321,800,978
Short-Term Investments	—		5,077,971	—	5,077,971
Total Investments	$321,800,978		$5,077,971	$—	$326,878,949

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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